Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill from January 1, 2014 to December 31, 2015, were as follows (in thousands):

	Drilling & Subsea		Completions		Production & Infrastructure		Total
	2015	2014	2015	2014	2015	2014	2015	2014
Goodwill Balance at January 1, net	$472,891	$495,270	$307,448	$288,564	$18,142	$18,484	$798,481	$802,318
Acquisitions, net of dispositions	—	(3,655)	13,977	20,573	—	—	13,977	16,918
Impairment	(123,200)	—	—	—	—	—	(123,200)	—
Impact of non-U.S. local currency translation	(15,096)	(18,724)	(4,511)	(1,689)	(615)	(342)	(20,222)	(20,755)
Goodwill Balance at December 31, net	$334,595	$472,891	$316,914	$307,448	$17,527	$18,142	$669,036	$798,481

Summary of Intangible Assets
At December 31, 2015 and 2014, intangible assets consisted of the following, respectively (in thousands):

	December 31, 2015
	Gross carrying amount	Accumulated amortization	Net amortizable intangibles	Amortization period (in years)
Customer relationships	$280,297	$(101,636)	$178,661	4-15
Patents and technology	34,140	(10,264)	23,876	5-17
Non-compete agreements	7,269	(6,292)	977	3-6
Trade names	45,446	(15,890)	29,556	10-15
Distributor relationships	22,160	(13,810)	8,350	8-15
Trademark	5,230	—	5,230	Indefinite
Intangible Assets Total	$394,542	$(147,892)	$246,650

	December 31, 2014
	Gross carrying amount	Accumulated amortization	Net amortizable intangibles	Amortization period (in years)
Customer relationships	$284,120	$(84,947)	$199,173	4-15
Patents and technology	31,069	(8,074)	22,995	5-17
Non-compete agreements	7,086	(5,761)	1,325	3-6
Trade names	48,149	(14,747)	33,402	10-15
Distributor relationships	22,160	(12,546)	9,614	8-15
Trademark	5,230	—	5,230	Indefinite
Intangible Assets Total	$397,814	$(126,075)	$271,739

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The total weighted average amortization period is 14 years and the estimated future amortization expense for the next five years is as follows (in thousands):

Year ending December 31,
2016	$26,993
2017	26,647
2018	26,566
2019	26,324
2020	24,295